Themes US R&D Champions ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Consumer Discretionary Products - 2.1%
General Motors Co.	465	$24,771

Consumer Staple Products - 2.2%
Estee Lauder Cos., Inc. - Class A	345	25,868

Health Care - 19.2%
Align Technology, Inc. (a)	119	24,813
Boston Scientific Corp. (a)	280	25,010
Edwards Lifesciences Corp. (a)	354	26,207
Eli Lilly & Co.	29	22,388
GE HealthCare Technologies, Inc.	270	21,109
Hologic, Inc. (a)	289	20,834
Intuitive Surgical, Inc. (a)	46	24,010
Johnson & Johnson	149	21,548
Medtronic PLC	274	21,887
Regeneron Pharmaceuticals, Inc. (a)	29	20,657
		228,463

Industrial Products - 8.5%
Cummins, Inc.	74	25,797
Keysight Technologies, Inc. (a)	157	25,219
Northrop Grumman Corp.	48	22,526
Trimble, Inc. (a)	393	27,769
		101,311

Materials - 1.9%
Corteva, Inc.	387	22,043

Media - 10.5%
Alphabet, Inc. - Class A	135	25,555
Electronic Arts, Inc.	161	23,554
Expedia Group, Inc. (a)	151	28,136
Meta Platforms, Inc. - Class A	43	25,177
Trade Desk, Inc. - Class A (a)	196	23,036
		125,458

Renewable Energy - 1.7%
Enphase Energy, Inc. (a)	287	19,711

Retail & Wholesale - Discretionary - 1.7%
MercadoLibre, Inc. (a)	12	20,405

Software & Technology Services - 34.7%(b)
Adobe, Inc. (a)	51	22,679
Akamai Technologies, Inc. (a)	242	23,147
Amdocs Ltd.	275	23,414
ANSYS, Inc. (a)	76	25,637
Autodesk, Inc. (a)	86	25,419
Cadence Design Systems, Inc. (a)	85	25,539
CoStar Group, Inc. (a)	325	23,267
Fortinet, Inc. (a)	300	28,344
International Business Machines Corp.	118	25,940
Intuit, Inc.	40	25,140
Leidos Holdings, Inc.	128	18,440
Oracle Corp.	139	23,163
Roper Technologies, Inc.	45	23,393
ServiceNow, Inc. (a)	26	27,563
Synopsys, Inc. (a)	45	21,841
Veeva Systems, Inc. - Class A (a)	113	23,758
Zoom Communications, Inc. - Class A (a)	318	25,952
		412,636

Tech Hardware & Semiconductors - 17.4%
Advanced Micro Devices, Inc. (a)	163	19,689
Applied Materials, Inc.	127	20,654
Arista Networks, Inc. (a)	245	27,080
Cisco Systems, Inc.	440	26,048
Hewlett Packard Enterprise Co.	1,221	26,068
Lam Research Corp.	317	22,897
Monolithic Power Systems, Inc.	32	18,934
NetApp, Inc.	205	23,796
QUALCOMM, Inc.	146	22,429
		207,595
TOTAL COMMON STOCKS (Cost $1,149,480)		1,188,261

SHORT-TERM INVESTMENTS - 0.1%		Value
Money Market Funds - 0.1%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (c)	1,615	1,615
TOTAL SHORT-TERM INVESTMENTS (Cost $1,615)		1,615

TOTAL INVESTMENTS - 100.0% (Cost $1,151,095)		1,189,876
Other Assets in Excess of Liabilities - 0.0% (d)		308
TOTAL NET ASSETS - 100.0%		$1,190,184
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Themes US R&D Champions ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,188,261	$–	$–	$1,188,261
Money Market Funds	1,615	–	–	1,615
Total Investments	$1,189,876	$–	$–	$1,189,876

Refer to the Schedule of Investments for further disaggregation of investment categories.